UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                --------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                  -------------------------
  This Amendment (Check only one.):            [  ]   is a restatement.
                                               [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          James R. Jundt
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Address:       33717 N. Scottsdale Rd.
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               Suite 120
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               Scottsdale, AZ 85266
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Form 13F File Number:
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Elmon Krupnik
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Title:         Trader
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Phone:         480-621-7382
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Signature, Place, and Date of Signing:

/s/ Elmon Krupnik             Scottsdale, AZ                     02-06-08
-------------------           -----------------------            ---------------
[Signature]                   [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


        Number of Other Included Managers:               None
                                                         -----------------------

        Form 13F Information Table Entry Total:
                                                         -----------------------

        Form 13F Information Table Value Total:
                                                          ----------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


Equities
--------
   5000   APPLE COMPUTER, INC. CMN                       aapl          037833100             181.3772        198.08       990400
  83700   AT&T INC                                       t             00206R102              40.7585         41.56      3478572
  -7000   BAIDU.COM, INC. SPONSORED ADR                  bidu          056752108             389.2366         389.8     -2728600
  71700   BIOGEN IDEC INC                                biib          09062X103              75.1034         56.92      4081164
  -6000   BLACK & DECKER CORP COM                        bdk           091797100              74.7508         69.65      -417900
  40000   BLUE COAT SYSTEMS INC COM NEW                  bcsi          09534T508              37.4571         32.87      1314800
  11000   BLUE NILE INC COM                              nile          09578R103              79.8762         68.06       748660
  46000   CELGENE CORP COM                               celg          151020104              58.1883         46.21      2125660
  32000   CHINA DIGITAL TV HLDG SPONSORED ADR            stv           16938G107              35.8647         26.98       863360
 115100   CISCO SYS INC                                  csco          17275R102              31.4654         27.07      3115745
  63000   CREE INC                                       cree          225447101              27.7862         27.47      1730610
  15900   CTRIP COM INTL LTD ADR                         ctrp          22943F100              48.5951         57.47       913773
  14000   EQUINIX INC COM                                eqix          29444U502             119.2667        101.07      1414980
  24200   EXPRESS SCRIPTS INC COM                        esrx          302182100              54.8429            73      1766600
  -3000   FIRST SOLAR INC COM                            fslr          336433107              269.826        267.14      -801420
  20000   FOCUS MEDIA HLDG LTD SPONSORED ADR             fmcn          34415V109               61.267         56.81      1136200
  31300   GENENTECH INC COM NEW                          dna           368710406              82.6993         67.07      2099291
  54800   GENZYME CORP                                   genz          372917104              65.8406         74.44      4079312
   1500   GOOGLE INC CL A                                goog          38259P508             671.7449        691.48      1037220
  15100   ILLUMINA INC                                   ilmn          452327109              39.3239         59.26       894826
 356000   IMMERSION CORPORATION CMN                      immr          452521107              10.0708         12.95      4610200
  58800   INTEL CORP COM                                 intc          458140100              26.7346         26.66      1567608
 846200   LEVEL 3 COMMUNICTIONS                          lvlt          52729N100               5.9195          3.04      2572448
   9500   MEDCO HEALTH SOLUTIONS COM                     mhs           58405U102              72.2011         101.4       963300
  12000   MERCADOLIBRE INC                               meli          58733R102              76.2272         73.88       886560
  62800   MICROSOFT CORP                                 msft          594918104              32.8699          35.6      2235680
  33600   NETSUITE INC                                   n             64118Q107              36.6184         39.18      1316448
  15800   NIGHTHAWK RADIOLOGY HL COM                     nhwk          65411N105              18.4424         21.05       332590
  60200   NOKIA CORP SPONSORED ADR                       nok           654902204              39.1352         38.39      2311078
  97500   NUANCE COMMUNICATIONS COM                      nuan          67020Y100               19.872         18.68      1821300
   4000   NUVASIVE INC COM                               nuva          670704105              26.9394         39.52       158080
  25000   ORACLE                                         orcl          68389x105               21.683         22.58       564500
  30400   PROSHARES TR ULTRA XIN CH25                    fxp           74347R321              76.4719         76.87      2336848
 110000   PROSHARES TR ULTRASHT DOW30                    dxd           74347R867               50.004         50.18      5519800
   9000   RESEARCH IN MOTION                             rimm          760975102             120.6488         113.4      1020600
   3000   SCHERING PLOUGH CORP PFD CONV MAN07            sgp,b         806605705             256.0838        242.81       728430
  78000   SCHERING-PLOUGH CORP CMN                       sgp           806605101              23.8069         26.64      2077920
  45800   SCHLUMBERGER LTD CMN                           slb           806857108              96.1896         98.37      4505346
 470000   SIRIUS SATELLITE RADIO COM                     siri          82966U103               3.6409          3.03      1424100
   7800   STRYKER CORP CMN                               syk           863667101               62.646         74.72       582816
  15500   SURMODICS INC COM                              srdx          868873100              47.3875         54.27       841185
  17300   VMWARE INC CL A COM                            vmw           928563402              88.8125         84.99      1470327
 325000   XM SATELLITE RADIO HLDGS INC C                 xmsr          983759101              14.6666         12.24      3978000
  55300   YAHOO                                          yhoo          984332106              29.4766         23.26      1286278
  12100   YUM BRANDS INC COM                             yum           988498101                37.87         38.27       463067